Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information

.	SEGMENT INFORMATION

The operations of Vistra Energy are aligned into two reportable business segments: Wholesale Generation and Retail Electricity. Our chief operating decision maker reviews the results of these two segments separately and allocates resources to the respective segments as part of our strategic operations. These two business units offer different products or services and involve different risks.

The Wholesale Generation segment is engaged in electricity generation, wholesale energy sales and purchases, commodity risk management activities, fuel production and fuel logistics management, all largely in the ERCOT market. These activities are substantially all conducted by Luminant.

The Retail Electricity segment is engaged in retail sales of electricity and related services to residential, commercial and industrial customers, all largely in the ERCOT market. These activities are substantially all conducted by TXU Energy.

Corporate and Other represents the remaining non-segment operations consisting primarily of general corporate expenses, interest, taxes and other expenses related to our support functions that provide shared services to our Wholesale Generation and Retail Electricity segments.

The accounting policies of the business segments are the same as those described in the summary of significant accounting policies in Note 1. Our chief operating decision maker uses more than one measure to assess segment performance, including reported segment operating income and segment net income (loss), which is the measure most comparable to consolidated net income (loss) prepared based on GAAP. We account for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices. Certain shared services costs are allocated to the segments.

	Successor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016
Operating revenues (a)
Wholesale Generation	$2,758	$450
Retail Electricity	4,058	912
Eliminations	(1,386)	(171)
Consolidated operating revenues	$5,430	$1,191
Depreciation and amortization
Wholesale Generation	$230	$53
Retail Electricity	430	153
Corporate and Other	40	11
Eliminations	(1)	$(1)
Consolidated depreciation and amortization	$699	$216
Operating income (loss)
Wholesale Generation	$(186)	$(255)
Retail Electricity	461	111
Corporate and Other	(77)	(17)
Consolidated operating income (loss)	$198	$(161)
Interest expense and related charges
Wholesale Generation	$21	$(1)
Corporate and Other	252	66
Eliminations	(80)	(5)
Consolidated interest expense and related charges	$193	$60
Income tax expense (benefit)(all Corporate and Other)	$504	$(70)
Net income (loss)
Wholesale Generation	$(177)	$(251)
Retail Electricity	495	114
Corporate and Other	(572)	(26)
Consolidated net income (loss)	$(254)	$(163)
Capital expenditures
Wholesale Generation	$150	$84
Retail Electricity	—	5
Corporate and Other	26	—
Consolidated capital expenditures	$176	$89
____________

(a)
For the Successor period for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016, includes third-party unrealized net gains (losses) from mark-to-market valuations of commodity positions of $(151) million and $(182) million, respectively, recorded to the Wholesale Generation segment and $18 million and $(6) million, respectively, recorded to the Retail Electricity segment. In addition, for the Successor period for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016, unrealized net gains (losses) with affiliate of $(154) million and $(113) million, respectively, were recorded to operating revenues for the Wholesale Generation segment and corresponding unrealized net gains (losses) with affiliate of $154 million and $113 million, respectively, were recorded to fuel, purchased power costs and delivery fees for the Retail Electricity segment, with no impact to consolidated results.

	December 31,
	2017	2016
Total assets
Wholesale Generation	$7,069	$6,952
Retail Electricity	6,156	5,753
Corporate and Other and Eliminations	1,375	2,462
Consolidated total assets	$14,600	$15,167

Prior to the Effective Date, our Predecessor's chief operating decision maker reviewed the retail electricity, wholesale generation and commodity risk management activities together. Consequently, there were no reportable business segments for TCEH.